UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA 02108-3106

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-295-1000

Date of fiscal year end: 08/31

Deutsche Emerging Markets Frontier Fund

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00642
Reporting Period: 07/01/2017 - 07/28/2017
Deutsche International Fund, Inc.

================= C    Deutsche Emerging Markets Frontier Fund =================

COMMERCIAL INTERNATIONAL BANK (EGYPT) SAE

Ticker:       COMI           Security ID:  201712304
Meeting Date: JUL 18, 2017   Meeting Type: Special
Record Date:  JUN 21, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Authorize Capitalization of Reserves    For       For          Management
      for Bonus Issue Re: 1:4
2     Approve Changes to Board Composition    For       For          Management

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GRUPO FINANCIERO GALICIA S.A.

Ticker:       GGAL           Security ID:  399909100
Meeting Date: AUG 15, 2017   Meeting Type: Special
Record Date:  JUL 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Designate Two Shareholders to Sign      For       For          Management
      Minutes of Meeting
2     Authorize Increase in Capital via       For       For          Management
      Issuance of 150 Million Class B Shares
      without Preemptive Rights
3     Reduce Term for Exercise of Preemptive  For       For          Management
      Right and Right of Shareholders to
      Increase Ownership by Subscribing to
      New Shares up to Minimum Term of 10
      Days
4     Authorize Public Offering in Argentina  For       For          Management
      and in Foreign Markets; Approve
      Listing of Shares in Bolsas y Mercados
      Argentinos SA (BYMA), National
      Association of Securities Dealers
      Automated Quotation (NASDAQ) and Other
      Foreign Markets
5     Delegate Powers to Implement Capital    For       For          Management
      Increase, Resolve Additional Increase
      of up to 15 Percent in Case of
      Oversubscription, Extend Current ADR
      Program, Implement Resolutions Adopted
      by General Meeting, and Sub-Delegate
      Powers to Directors and Managers

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GRUPO SUPERVIELLE S.A.

Ticker:       SUPV           Security ID:  40054A108
Meeting Date: JUL 07, 2017   Meeting Type: Special
Record Date:  JUN 16, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Designate Two Shareholders to Sign      For       For          Management
      Minutes of Meeting
2     Authorize Increase in Capital via       For       For          Management
      Issuance of 145 Million Class B Shares
      with Preemptive Rights
3     Reduce Term for Exercise of Preemptive  For       For          Management
      Right and Right of Shareholders to
      Increase Ownership by Subscribing to
      New Class B Shares up to Minimum Term
      of 10 Days
4     Authorize Public Offering in Argentina  For       For          Management
      and Overseas; Approve Listing of
      Shares on Bolsas y Mercados Argentinos
      SA, Mercado Abierto Electronico SA,
      NYSE and or Other Stock Exchanges
5     Delegate to Board to Implement Capital  For       For          Management
      Increase and Set Issuance Conditions,
      Request Public Offer and Listing of
      Shares, Enter into Agreements with
      Financial Institutions to Place
      Shares, Extend ADR Program and
      Implement Resolutions on Items 2, 3
      and 4
6     Authorize Execution of Procedures and   For       For          Management
      Necessary Filings to Obtain Approvals,
      Administrative Conformities and
      Registrations, in According to Adopted
      Resolutions

========== END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):

Deutsche International Fund, Inc.

By (Signature and Title) /s/Brian E.
Binder

Brian E. Binder, Chief Executive Officer and President

Date 9/13/17